Accounts Receivable, Net (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	May 29, 2025 USD ($)	May 29, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable Net [Line Items]
Allowance for credit losses	$ 96,358				$ 89,399
Accounts receivable	2,480,000	¥ 17,780,000
Principal amount			$ 837,568	¥ 6,000,000
China Minsheng Bank [Member]
Accounts Receivable Net [Line Items]
Working capital loan	$ 1,400,000
China Minsheng Bank [Member]
Accounts Receivable Net [Line Items]
Accounts receivable					2,440,000	¥ 17,780,000
Short-term loan					$ 1,400,000